Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating expenses:
Research and development	$ 1,421,482	$ 165,750	$ 2,942,625	$ 1,293,498
General and administrative	989,748	815,106	3,974,850	5,925,335
Total operating expenses	2,411,230	980,856	6,917,475	7,218,833
Loss from operations	(2,411,230)	(980,856)	(6,917,475)	(7,218,833)
Other income (expenses):
Change in fair value of derivative liabilities	(318,541)	(5,702)	(708,901)	716,650
Interest income (expense), net	(650,322)	2,522	(1,336,826)	(550)
Other income		2,350
Sublease income			2,350	211,018
Gain on assignment of office lease				101,597
Loss on sales-type lease of fixed assets				(96,403)
Total other income (expenses)	(968,863)	(830)	(2,043,377)	932,312
Net loss	$ (3,380,093)	$ (981,686)	$ (8,960,852)	$ (6,286,521)
Net loss per common share - basic and diluted	$ (0.27)	$ (0.08)	$ (0.71)	$ (0.52)
Weighted average number of common shares outstanding - basic and diluted	12,549,870	12,532,840	12,545,342	12,074,244